Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Schedule of Assets Measured at Fair Value on a Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description:	Level	September 30, 2023	Level	December 31, 2022
Assets:
Funds Held in Trust Account	1	$—	1	$290,718,297
Liabilities:
Warrant liability—Public Warrants	1	$11,500,000	1	$9,343,750
Warrant liability—Private Warrants	3	$3,654,125	3	$2,805,500
Convertible Promissory Notes—Related Parties	3	$2,645,096	3	$1,409,730

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2022 and 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description:	Level	December 31, 2022	Level	December 31, 2021
Assets:
U.S. Money Market Investing in Treasury Securities Held in Trust Account	1	$290,718,297	1	$287,516,153
Liabilities:
Warrant liability—Public Warrants	1	9,343,750	1	$8,625,000
Warrant liability—Private Warrants	3	2,805,500	3	$4,022,250
Convertible Promissory Notes—Related Parties	3	1,409,730	3	$956,115

Schedule of Fair Value Measurements Using Monte Carlo Simulation Model
The following table provides quantitative information regarding Level 3 fair value measurements used to determine the fair value of the Private Placement Warrants, excluding Private Placement Warrants held by FL
Co-Investment
and Intrepid Financial Partners, as of September 30, 2023 and December 31, 2022.

Inputs	September 30, 2023	December 31, 2022
Stock price	$10.46	$10.05
Strike price	$11.50	$11.50
Term (in years)	5.30	5.25
Volatility	0.0%	0.0%
Risk-free rate	4.50%	3.91%
Dividend yield	0.00%	0.00%

The following table provides quantitative information regarding Level 3 fair value measurements used to determine the fair value of the Private Placement Warrants, excluding Private Placement Warrants held by FL
Co-Investment
and Intrepid Financial Partners, as of December 31, 2022 and 2021.

Inputs	December 31, 2021	December 31, 2022
Stock price	$9.72	$10.05
Strike price	$11.50	$11.50
Term (in years)	5.42	5.25
Volatility	10.8%	0.0%
Risk-free rate	1.29%	3.91%
Dividend yi eld	0.00%	0.00%

Schedule of Changes in the Fair Value of Warrant Liabilities
The following table presents the changes in the fair value of warrant liabilities:

	Public	Private Placement	Warrant Liabilities
Fair value as of December 31, 2021	$8,625,000	$4,022,250	$12,647,250
Change in valuation inputs or other assumptions	(4,456,250)	(2,402,500)	(6,858,750)

Fair value as of March 31, 2022	4,168,750	1,619,750	5,788,500
Change in valuation inputs or other assumptions	(1,868,750)	(902,875)	(2,771,625)

Fair value as of June 30, 2022	2,300,000	716,875	3,016,875
Change in valuation inputs or other assumptions	(287,500)	(85,250)	(372,750)

Fair value as of September 30, 2022	2,012,500	631,625	2,644,125

Fair value as of December 31, 2022	9,343,750	2,805,500	12,149,250
Change in valuation inputs or other assumptions	(1,150,000)	(201,500)	(1,351,500)

Fair value as of March 31, 2023	8,193,750	2,604,000	10,797,750
Change in valuation inputs or other assumptions	(3,737,500)	(1,178,000)	(4,915,500)

Fair value as of June 30, 2023	4,456,250	1,426,000	5,882,250
Change in valuation inputs or other assumptions	7,043,750	2,228,125	9,271,875

Fair value as of September 30, 2023	$11,500,000	$3,654,125	$15,154,125

The following table presents the changes in the fair value of warrant liabilities:

	Public	Private Placement	Warrant Liabilities
Fair value as of December 31, 2020	$—	$—	$—
Initial measurement on March 1, 2021	12,218,750	6,583,625	18,802,375
Change in valuation inputs or other assumptions	(3,593,750)	(2,561,375)	(6,155,125)

Fair value as of December 31, 2021	$8,625,000	$4,022,250	$12,647,250
Change in valuation inputs or other assumptions	718,750	(1,216,750)	(498,000)

Fair value as of December 31, 2022	$9,343,750	$2,805,500	$12,149,250

Promissory Note [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Schedule of Fair Value Measurements Using Monte Carlo Simulation Model
The convertible promissory notes were valued using a combination of Black-Scholes and Geske models, which utilize unobservable Level 3 fair value measurement inputs. The estimated fair value of the Promissory Notes was based on the following significant inputs:

Inputs	2023 Inputs (a)	September 30, 2023	December 31, 2022
Exercise price	$11.50	$11.50	$11.50
Volatility	1.9% - 2.5%	2.5%	1.2%
Expected term to warrant expiration	5.2 - 5.6 years	5.3 years	5.3 years
Risk-free-rate	3.39% - 4.17%	4.50%	3.91%
Dividend yield	0%	0%	0%
Stock price	$10.13 - $10.39	$10.46	$10.05

(a)	Represents the range of inputs utilized on the respective d a tes of the initial valuations of the various convertible note draws and extinguishment during the nine months ended September 30, 2023.

The convertible promissory notes were valued using a combination of Black-Scholes and Geske models, which is considered to be primarily a Level 3 fair value measurement input. The estimated fair value of the Promissory Notes was based on the following significant inputs:

Inputs	December 31, 2021	December 31, 2022
Exercise price	$11.50	$11.50
Volatility	12.9%	1.2%
Expected term to warrant expiration	5.4 years	5.3 years
Risk-free-rate	1.32%	3.91%
Dividend yield	0%	0%
Stock price	$9.71	$10.05

Schedule of Changes in the Fair Value of Warrant Liabilities
The following table presents the changes in the fair value of the Level 3 Promissory Notes:

Fair value as of December 31, 2021	$956,115
Proceeds received through Convertible Promissory Note on March 29, 2022	335,000
Initial measurement of fair value of Promissory Note	(52,126)
Change in fair value of Promissory Notes	27,611

Fair value as of March 31, 2022	$1,266,600

Change in fair value of Promissory Notes	(5,400)

Fair value as of June 30, 2022	$1,261,200

Change in fair value of Promissory Notes	(1,200)

Fair value as of September 30, 2022	$1,260,000

Change in fair value of Promissory Notes	149,730

Fair value as of December 31, 2022	$1,409,730

Principal amount of Promissory Notes amended on March 29, 2023	726,370
Initial measurement of fair value of Promissory Notes upon extinguishment of debt	(42,205)
Change in fair value of Promissory Notes	3,120

Fair value as of March 31, 2023	$2,097,015

Proceeds received through Convertible Promissory Notes on May 12, 2023 and June 28, 2023	445,000
Initial measurement of fair value of Promissory Notes	(186,194)
Change in fair value of Promissory Notes	(798,412)

Fair value as of June 30, 2023	$1,557,409

Proceeds received through Convertible Promissory Notes on August 30, 2023	635,000
Initial measurement of fair value of Promissory Notes	(304,801)
Change in fair value of Promissory Notes	757,488

Fair value as of September 30, 2023	$2,645,096

The following table presents the changes in the fair value of the Level 3 Promissory Notes:

Fair value as of December 31, 2020	$—
Proceeds received through Convertible Promissory Note on August 11, 2021	365,000
Initial measurement of fair value of Promissory Note	18,323
Proceeds received through Convertible Promissory Note on December 29, 2021	800,000
Initial measurement of fair value of Promissory Note	(143,440)
Change in fair value of Promissory Notes	(83,768)

Fair value as of December 31, 2021	$956,115
Proceeds received through Convertible Promissory Note on March 29, 2022	335,000
Initial measurement of fair value of Promissory Note	(52,126)
Change in fair value of Promissory Notes	170,741

Fair value as of December 31, 20 2 2	$1,409,730

Other Private Placement Warrants [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Schedule of Fair Value Measurements Using Monte Carlo Simulation Model
The following table provides quantitative information regarding Level 3 inputs used to determine the fair values of Private Placement Warrants held by FL
Co-Investment
and Intrepid Financial Partners as of September 30, 2023 and December 31, 2022.

Inputs	September 30, 2023	December 31, 2022
Stock price	$10.46	$10.05
Strike price	$11.50	$11.50
Term (in years)	2.40	3.15
Volatility	0.0%	0.0%
Risk-free rate	4.82%	4.12%
Dividend yield	0.00%	0.00%

The following table provides quantitative information regarding Level 3 inputs used
to determine the fair values of Private Placement Warrants as of December 31, 2022 and 2021.

	December 31, 2021	December 31, 2022
Stock price	$9.72	$10.05
Strike price	$11.50	$11.50
Term (in years)	4.15	3.15
Volatility	10.8%	0.0%
Risk-free rate	1.13%	4.12%
Dividend yield	0.00%	0.00%